Cover	12 Months Ended
Jan. 01, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BIG 5 SPORTING GOODS CORPORATION
Entity Central Index Key	0001156388